Prospectus [Line Items]
Risk/Return [Heading]
RBC Small Cap Value Fund

Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Expense [Heading]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees [Table]
Shareholder Fees	RBC Small Cap Value Fund Class R6 USD ($)
Shareholder Fees	none

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	RBC Small Cap Value Fund Class R6
Management Fees	0.80%
Other Expenses	1.91%
Total Annual Fund Operating Expenses	2.71%
Fee Waiver and/or Expense Reimbursement	(1.76%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.95%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 0.95% of the Fund's average daily net assets for Class R6. This expense limitation agreement is in place until January 31, 2018 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund's board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example	One Year	Three Years	Five Years	Ten Years
RBC Small Cap Value Fund | Class R6 | USD ($)	97	674	1,278	2,912

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	47.00%
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests at least 80% of its assets in common stocks of small companies that are considered to be undervalued in relation to earnings, dividends and/or assets. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase. The Russell 2000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2,000 companies with lower price-to-book ratios and lower forecasted growth values. As of May 27, 2016, the market capitalization range for the Russell 2000® Value Index was approximately $133 million to $3.9 billion.

The Advisor uses a disciplined, bottom-up approach to select stocks for the Fund’s portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, near-term profitability improvement potential, financial strength, management strength and low valuation. The Fund normally invests for the long-term, but may sell a security at any time the Advisor considers the security to be overvalued or otherwise unfavorable. The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies.

The Fund may invest in the aggregate up to 20% of its assets in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

Risk [Heading]	Principal Risks
Risk Narrative [Text Block]

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for its first year of operations and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. Because Class R6 Shares have not yet commenced operations as of the date of this Prospectus, the bar chart shows the Fund’s Class I Shares’ first year performance. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Performance Table Narrative

Performance Table

The table below shows before and after-tax returns for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The actual returns of the Class R6 Shares would have been higher than those shown because Class R6 Shares have lower expenses than Class I Shares. The inception date of the Fund is December 3, 2014.

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2015)
Performance [Table]
Average Annual Total Returns - RBC Small Cap Value Fund	Past Year	Since Inception	Inception Date
Class I	(2.10%)	0.04%	Dec. 03, 2014
Class I | After Taxes on Distributions	(2.87%)	(0.80%)	Dec. 03, 2014
Class I | After Taxes on Distributions and Sale of Shares	(0.95%)	(0.22%)	Dec. 03, 2014
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 2014)	(7.47%)	(4.57%)	Nov. 30, 2014

Classes | Class I
Prospectus [Line Items]
Bar Chart [Heading]	RBC Small Cap Value Fund – Class I Annual Total Returns
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
During the periods shown in the chart for the RBC Small Cap Value Fund – Class I:

	Quarter	Year	Returns
Best quarter:	Q1	2015	2.65%
Worst quarter:	Q3	2015	(8.64)%

Bar Chart Closing [Text Block]	The Fund’s year-to-date return through September 30, 2016 was 16.32%.
Bar Chart, Year to Date Return, Date	Sep. 30, 2016
Bar Chart, Year to Date Return	16.32%
Highest Quarterly Return, Label	Best quarter:
Highest Quarterly Return, Date	Mar. 31, 2015
Highest Quarterly Return	2.65%
Lowest Quarterly Return, Label	Worst quarter:
Lowest Quarterly Return, Date	Sep. 30, 2015
Lowest Quarterly Return	(8.64%)